                                                       FIRST QUARTER REPORT

                                                       MARCH 31, 2002

        [MORGAN STANLEY LOGO]

     MORGAN STANLEY ASIA-PACIFIC FUND, INC.

     MORGAN STANLEY
     INVESTMENT MANAGEMENT INC.
     INVESTMENT ADVISER

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                         William G. Morton, Jr.
CHAIRMAN OF THE                         DIRECTOR
BOARD OF DIRECTORS
                                        Michael Nugent
Ronald E. Robison                       DIRECTOR
PRESIDENT AND DIRECTOR
                                        Fergus Reid
John D. Barrett II                      DIRECTOR
DIRECTOR
                                        Stefanie V. Chang
Thomas P. Gerrity                       VICE PRESIDENT
DIRECTOR
                                        Lorraine Truten
Gerard E. Jones                         VICE PRESIDENT
DIRECTOR
                                        James W. Garrett
Joseph J. Kearns                        TREASURER
DIRECTOR
                                        Mary E. Mullin
Vincent R. McLean                       SECRETARY
DIRECTOR
                                        Belinda A. Brady
C. Oscar Morong, Jr.                    ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase Metrotech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 9.31% compared with 5.58% for its benchmark. The benchmark for the Fund is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan Net and All-Country Asia-Pacific Free ex-Japan Net, with each index weighted equally. On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $8.50 representing a 15.8% discount to the Fund's net asset value per share.

MARKET REVIEW

ASIA EX JAPAN

Asian ex-Japan equities continued to outperform other asset classes posting double-digit returns during the first quarter of 2002 despite continued weakness in developed international markets. Overall Asia's performance was supported by increasing evidence of a U.S. led economic recovery and some improvements in regional economic data. South Korea was the best performing large market in Asia in the first quarter of 2002 based on improving bottom-up fundamentals, domestic liquidity flow into equities on increasing risk appetite and lower rates, and higher than expected domestic consumption growth. In the first quarter, we reduced our exposure to telecoms and media based on overhang issues and valuations.

We marginally increased our exposure to China by focussing on mid capitalization stocks offering strong earnings visibility. In Hong Kong, we have increased weightings in the real estate sector. We think that current valuations in the property sector offer a reasonable upside on a 6-12 month view, despite disappointing earnings announcements from some companies.

JAPAN

Although short sale restriction may have triggered the rally in Japanese equities during the first quarter, there are also emerging signs of a modest cyclical recovery supported by inventory adjustments, industrial production, a weaker currency and better than expected economic data from the United States. While the macro environment remains weak and political uncertainties are causing investors to question sustained leadership for reform, Japan appears to be at a cyclical trough and therefore this may support a continued rally as previous such cycles have resulted in respectable gains in the Japanese market every three years or so over the last decade. However, concerns remain, including weak consumption due to wages being kept under control, excess capacity in Japan, and unlike previous cycles authorities are not using fiscal policy to boost the economy.

Over the last several months the Fund has reduced (modestly) holdings in technology and added positions in asset plays and those securities which we believe will benefit from "mark-to-market" accounting changes beginning in April 2002. Although we still question the income statements of high tech companies due to the duration and magnitude of the global economy recovery, these securities are attractive from a balance sheet perspective - low book value and strong cash flows. In addition, we believe that although the macro outlook remains questionable, a select group of Japanese companies are re-inventing themselves by boosting sales, profitability and productivity of capital and labor.

MARKET OUTLOOK

In Asia ex Japan, we believe that a near-term trading environment is likely. Nevertheless, this does not change our positive long-term view given strong liquidity, cheap valuations and corporate restructuring. These components should continue to support earnings growth and select markets within the Asian ex-Japan universe. In our opinion, a cyclical bottom is forming in the U.S. and as a result we maintain our global view that the turnaround in growth (and thus Asian ex-Japan) has begun. Although the recovery is likely to be anemic, we believe there will be pockets of opportunity. Domestic demand in South Korea and China will likely hold up and this should provide us with some stock opportunities. We continue to increase weightings in South Korea, especially in the consumer and auto sectors. Export dominated economies like Singapore and Taiwan are likely to show improvement in 2002. We are focusing on earnings visibility as a driver of medium-term returns.

Looking forward in Japan, of particular importance and perhaps the catalyst for the next wave of buying Japanese shares maybe the earnings estimates provided by Japanese companies in early May for fiscal year ending March 2003. Together with the restructuring effects of the last few years, should these estimates be better than consensus it may support our view that a cyclical rally in Japanese shares is not yet fully discounted and will continue for longer than most observers currently believe. This together with underweight positions in Japan for most portfolios should lead to a much improved supply and demand equation.

OTHER DEVELOPMENTS

On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the three months ended March 31, 2002, the Fund repurchased 571,700 of its shares at an average discount of 16.42% from net asset value per share. Since the inception of the program, the Fund has repurchased 14,886,634 of its shares at an average discount of 20.57% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On December 13, 2001, the Board of Directors of the Fund authorized the Fund to conduct a tender offer during the second quarter of 2002 for up to 15% of the Funds shares, at a price equal to 95% of the Fund's net asset value per share ("NAV") on the last day of the tender period. The tender period commenced on April 15, 2002 and is scheduled to terminate on May 17, 2002.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                      April 2002

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         MARCH 31, 2002

PORTFOLIO SUMMARY

Historical Information (Unaudited)

                                                                                   TOTAL RETURN (%)
                                                        -------------------------------------------------------------------
                                                            MARKET VALUE(1)       NET ASSET VALUE(2)         INDEX(3)
                                                        -------------------------------------------------------------------
                                                                       AVERAGE                 AVERAGE              AVERAGE
                                                        CUMULATIVE      ANNUAL   CUMULATIVE     ANNUAL   CUMULATIVE  ANNUAL
---------------------------------------------------------------------------------------------------------------------------
Year to date                                                 13.48%         --         9.31%        --        5.58%      --
One Year                                                      9.25        9.25%        0.60       0.60%      -5.14    -5.14%
Five Year                                                    -9.98       -2.08       -10.48      -2.19      -25.82    -5.80
Since Inception*                                            -26.69       -3.97       -12.89      -1.79      -35.50    -5.56

Past performance is not predictive of future performance.

[CHART]

           MORGAN STANLEY ASIA-               MSCI JAPAN AND ALL COUNTRY
           PACIFIC FUND, INC.(2)            ASIA FREE NET EX-JAPAN BLEND(3)
1994              -5.94%                              -5.24%
1995               9.24%                               2.88%
1996              -2.87%+                             -3.63%
1997             -26.36%                             -29.55%
1998              -0.34%                              -0.30%
1999              75.39%                              55.16%
2000             -27.37%                             -30.21%
2001             -14.60%                             -17.39%
2002               9.31%                               5.58%

Returns and Per Share Information

                                                                                                                         THREE
                                                                                                                         MONTHS
                                                                                                                         ENDED
                                                            YEAR ENDED DECEMBER 31,                                     MARCH 31,
                               -------------------------------------------------------------------------------------------------
                                  1994*      1995       1996        1997        1998      1999       2000       2001       2002
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share      $ 13.20    $ 14.34     $ 11.95     $ 8.77     $  8.73    $ 15.26   $  10.82    $  9.24    $ 10.10
--------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share         $ 12.25    $ 13.33     $  9.75     $ 7.44     $  7.00    $ 11.81   $   8.69    $  7.49    $  8.50
--------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                -7.2%      -7.0%      -18.4%     -15.2%      -19.8%     -22.6%     -19.7%     -18.9%     -15.8%
--------------------------------------------------------------------------------------------------------------------------------
Income Dividends               $  0.04    $  0.05     $  0.61     $ 0.02     $  0.01    $  0.04   $   0.22         --         --
--------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions    $  0.01    $  0.02          --         --          --         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)             -5.94%      9.24%      -2.87%+   -26.36%      -0.34%     75.39%    -27.37%    -14.60%      9.31%
--------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)            -5.24%      2.88%      -3.63%    -29.55%      -0.30%     55.16%    -30.21%    -17.39%      5.58%
--------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The benchmark for investment performance is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan Net and All-Country
    Asia-Pacific Free ex-Japan Net with each index weighted equally. The net dividends reinvested series approximate the minumum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.
*   The Fund commenced operations on August 2, 1994.
+ This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         MARCH 31, 2002

INVESTMENT SUMMARY

[CHART]

Allocation of Total Investments

          Equity Securities                      97.1%
          Short-Term Investments                  2.9

[CHART]

Industries

          Semiconductor Equipment & Products     10.5%
          Banks                                   9.4
          Household Durables                      6.8
          Electronic Equipment & Instruments      5.3
          Computers & Peripherals                 5.0
          Machinery                               5.0
          Metals & Mining                         4.6
          Automobiles                             4.5
          Real Estate                             4.2
          Pharmaceuticals                         3.4
          Other                                  41.3

[CHART]

Country Weightings

          Japan                                  40.3%
          South Korea                            15.3
          Australia                              10.8
          Taiwan                                 10.5
          China/Hong Kong                        10.1
          Singapore                               6.2
          India                                   3.1
          Malaysia                                0.7
          Other                                   3.0

Ten Largest Holdings*

                                                            PERCENT OF
                                                            NET ASSETS
-----------------------------------------------------------------------
 1.  Samsung Electronics Co., Ltd. (South Korea)                   4.4%
 2.  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)         2.5
 3.  SK Telecom Co., Ltd. (South Korea)                            1.8
 4.  BHP Billiton Ltd. (Australia)                                 1.6
 5.  United Microelectronics Corp. (Taiwan)                        1.5
 6.  Rio Tinto Ltd. (Australia)                                    1.5%
 7.  Nintendo Co., Ltd. (Japan)                                    1.3
 8.  Nissan Motor Co., Ltd. (Japan)                                1.3
 9.  Sun Hung Kai Properties Ltd. (China/Hong Kong)                1.3
10.  Canon, Inc. (Japan)                                           1.3
                                                                 -----
                                                                  18.5%
                                                                 =====

     * Excludes short-term investments

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         FINANCIAL STATEMENTS
                                         MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                            VALUE
                                                                SHARES      (000)
---------------------------------------------------------------------------------
COMMON STOCKS (95.8%)
(UNLESS OTHERWISE NOTED)
=================================================================================
AUSTRALIA (10.4%)
AIRLINES
  Qantas Airlines Ltd.                                       1,089,100   $  2,610
---------------------------------------------------------------------------------
BANKS
  Australia & New Zealand Banking
    Group Ltd.                                                 508,800      4,826
  Commonwealth Bank of Australia                               285,650      4,885
---------------------------------------------------------------------------------
                                                                            9,711
---------------------------------------------------------------------------------
BEVERAGES
  Foster's Brewing Group Ltd.                                  938,750      2,320
---------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  Brambles Industries Ltd.                                     341,651      1,732
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telstra Corp., Ltd.                                          561,050      1,611
---------------------------------------------------------------------------------
INSURANCE
  QBE Insurance Group Ltd.                                     304,600      1,169
---------------------------------------------------------------------------------
MEDIA
  News Corp., Ltd.                                             648,400      4,541
---------------------------------------------------------------------------------
METALS & MINING
  BHP Billiton Ltd.                                          1,149,627      6,995
  MIM Holdings Ltd.                                          1,118,100        806
  Rio Tinto Ltd.                                               310,950      6,255
  Sons of Gwalia Ltd.                                          233,600        830
  WMC Ltd.                                                     188,250        978
---------------------------------------------------------------------------------
                                                                           15,864
---------------------------------------------------------------------------------
PHARMACEUTICALS
  CSL Ltd.                                                      87,610      1,932
---------------------------------------------------------------------------------
REAL ESTATE
  Lend Lease Corp., Ltd.                                       137,250        858
---------------------------------------------------------------------------------
SPECIALTY RETAIL
  Woolworths Ltd.                                              321,600      2,142
---------------------------------------------------------------------------------
                                                                           44,490
=================================================================================
CHINA/HONG KONG (10.1%)
AIRLINES
  Cathay Pacific Airways                                       292,000        444
---------------------------------------------------------------------------------
BANKS
  Hang Seng Bank Ltd.                                          114,300      1,279
---------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Legend Holdings Ltd.                                       1,950,000        844
---------------------------------------------------------------------------------
DISTRIBUTORS
  Li & Fung Ltd.                                               490,000        782
---------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Hong Kong Exchanges and
    Clearing Ltd.                                              552,000   $    856
  Swire Pacific Ltd. 'A'                                       295,600      1,600
  Wharf Holdings Ltd.                                          251,000        597
---------------------------------------------------------------------------------
                                                                            3,053
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Asia Satellite
    Telecommunications Holdings Ltd.                           287,000        438
  Pacific Century CyberWorks Ltd.                            1,752,000        455
---------------------------------------------------------------------------------
                                                                              893
---------------------------------------------------------------------------------
ELECTRIC UTILITIES
  CLP Holdings Ltd.                                            202,200        830
  Hong Kong Electric Holdings Ltd.                             388,000      1,467
---------------------------------------------------------------------------------
                                                                            2,297
---------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Johnson Electric Holdings Ltd.                             1,316,000      1,848
---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  QPL International Holdings Ltd.                            2,085,000        929
---------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  China Merchants Holdings
    International Co., Ltd.                                    578,000        456
  Citic Pacific Ltd.                                           186,000        386
  Hutchison Whampoa Ltd.                                       592,950      5,227
---------------------------------------------------------------------------------
                                                                            6,069
---------------------------------------------------------------------------------
MEDIA
  Television Broadcasts Ltd.                                   188,000        875
---------------------------------------------------------------------------------
METALS & MINING
  Aluminum Corporation of China Ltd.                         4,695,000      1,059
---------------------------------------------------------------------------------
OIL & GAS
  CNOOC Ltd.                                                 1,181,000      1,469
  PetroChina Company Ltd.                                    4,560,000        941
---------------------------------------------------------------------------------
                                                                            2,410
---------------------------------------------------------------------------------
REAL ESTATE
  Amoy Properties Ltd.                                         409,000        383
  Cheung Kong (Holdings) Ltd.                                  428,000      3,827
  Henderson Land Development Co., Ltd.                         346,000      1,442
  New World Development Co., Ltd.                            1,159,000        951
  Sun Hung Kai Properties Ltd.                                 739,000      5,614
---------------------------------------------------------------------------------
                                                                           12,217
---------------------------------------------------------------------------------
SOFTWARE
  Travelsky Technology Ltd.                                    252,000        192
---------------------------------------------------------------------------------
SPECIALTY RETAIL
  Esprit Holdings Ltd.                                       1,555,000      2,691
---------------------------------------------------------------------------------

                                                                               5

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         FINANCIAL STATEMENTS
                                         MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                            VALUE
                                                                SHARES      (000)
---------------------------------------------------------------------------------
CHINA/HONG KONG (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES
  China Mobile (Hong Kong) Ltd.
    ADR                                                      1,302,000   $  4,023
  SmarTone Telecommunications
    Holdings Ltd.                                            1,043,000      1,230
---------------------------------------------------------------------------------
                                                                            5,253
---------------------------------------------------------------------------------
                                                                           43,135
=================================================================================
INDIA (2.7%)
AUTOMOBILES
  Hero Honda Motors Ltd.                                       180,725      1,236
---------------------------------------------------------------------------------
BANKS
  HDFC Bank Ltd. ADR                                            53,200        817
  State Bank of India Ltd.                                     170,235        767
---------------------------------------------------------------------------------
                                                                            1,584
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone Nigam Ltd.                               182,127        550
---------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                                197,937        685
---------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Colgate-Palmolive (India) Ltd.                                56,781        164
---------------------------------------------------------------------------------
IT CONSULTING & SERVICES
  Infosys Technologies Ltd.                                     37,850      2,899
  Wipro Ltd.                                                    23,000        802
---------------------------------------------------------------------------------
                                                                            3,701
---------------------------------------------------------------------------------
METALS & MINING
  Tata Iron & Steel Co., Ltd.                                    1,910          4
---------------------------------------------------------------------------------
OIL & GAS
  Bharat Petroleum Corp., Ltd.                                  78,300        529
  Hindustan Petroleum Corp., Ltd.                               80,000        477
---------------------------------------------------------------------------------
                                                                            1,006
---------------------------------------------------------------------------------
PHARMACEUTICALS
  Cipla Ltd.                                                    10,735        224
  Dr. Reddy's Laboratories Ltd.                                 65,984      1,485
---------------------------------------------------------------------------------
                                                                            1,709
---------------------------------------------------------------------------------
TOBACCO
  ITC Ltd.                                                      67,900        970
---------------------------------------------------------------------------------
                                                                           11,609
=================================================================================
JAPAN (40.3%)
AUTOMOBILES
  Nissan Motor Co., Ltd.                                       780,000      5,633
  Suzuki Motor Corp.                                           313,000      3,683
  Toyota Motor Corp.                                           144,000      4,147
---------------------------------------------------------------------------------
                                                                           13,463
---------------------------------------------------------------------------------
BANKS
  Mitsubishi Tokyo Financial Group, Inc.                            85        519
---------------------------------------------------------------------------------
BUILDING PRODUCTS
  Sanwa Shutter Corp., Ltd.                                    302,000   $    749
---------------------------------------------------------------------------------
CHEMICALS
  Daicel Chemical Industries Ltd.                              840,000      2,533
  Denki Kagaku Kogyo Kabushiki Kaisha                          800,000      2,020
  Kaneka Corp.                                                 549,000      3,551
  Lintec Corp.                                                 240,000      1,560
  Mitsubishi Chemical Corp.                                    820,000      1,762
  Shin-Etsu Polymer Co., Ltd.                                  450,000      1,560
---------------------------------------------------------------------------------
                                                                           12,986
---------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  Dai Nippon Printing Co., Ltd.                                293,000      3,289
  Nissha Printing Co., Ltd.                                     63,000        321
---------------------------------------------------------------------------------
                                                                            3,610
---------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Fujitsu Ltd.                                                 538,000      4,117
  Mitsumi Electric Co., Ltd.                                   226,000      3,612
  NEC Corp.                                                    418,000      3,479
  Toshiba Corp.                                              1,058,000      4,426
---------------------------------------------------------------------------------
                                                                           15,634
---------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Kurita Water Industries Ltd.                                 281,000      3,093
  Obayashi Corp.                                               770,000      2,165
  Sanki Engineering                                             60,000        280
---------------------------------------------------------------------------------
                                                                            5,538
---------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Hitachi Capital Corp.                                        237,900      2,923
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Nifco, Inc.                                                  230,000      1,916
  Nippon Telephone & Telegraph Corp.                               980      3,760
---------------------------------------------------------------------------------
                                                                            5,676
---------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Tokyo Electric Power Co., Inc.                               133,000      2,517
---------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Furakawa Electric Co., Ltd.                                  340,000      1,648
  Kyudenko Co.                                                 290,000        949
---------------------------------------------------------------------------------
                                                                            2,597
---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hitachi High - Technologies Corp.                             95,000      1,349
  Hitachi Ltd.                                                 588,000      4,296
  Kyocera Corp.                                                 55,000      3,802
  Ryosan Co., Ltd.                                             143,000      1,536
  TDK Corp.                                                     68,300      3,666
---------------------------------------------------------------------------------
                                                                           14,649
---------------------------------------------------------------------------------
FOOD & DRUG RETAILING
  FamilyMart Co., Ltd.                                         142,200      2,305
---------------------------------------------------------------------------------

6

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         FINANCIAL STATEMENTS
                                         MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                            VALUE
                                                                SHARES      (000)
---------------------------------------------------------------------------------
JAPAN (CONTINUED)
FOOD PRODUCTS
  House Foods Corp.                                            111,000   $    983
  Nippon Meat Packers, Inc.                                    178,000      1,731
---------------------------------------------------------------------------------
                                                                            2,714
---------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Casio Computer Co., Ltd.                                     450,000      2,070
  Matsushita Electric Industrial Co., Ltd.                     343,000      4,179
  Nintendo Co., Ltd.                                            38,400      5,645
  Rinnai Corp.                                                  98,700      1,771
  Sangetsu Co., Ltd.                                            17,000        218
  Sekisui Chemical Co., Ltd.                                   443,000      1,229
  Sekisui House Ltd.                                           390,000      2,781
  Sony Corp.                                                    98,000      5,090
---------------------------------------------------------------------------------
                                                                           22,983
---------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Fuji Photo Film Co., Ltd.                                    138,000      4,338
  Toho Co., Ltd.                                                25,000        283
  Yamaha Corp.                                                 292,000      2,124
---------------------------------------------------------------------------------
                                                                            6,745
---------------------------------------------------------------------------------
MACHINERY
  Amada Co., Ltd.                                              552,000      2,830
  Daifuku Co., Ltd.                                            623,000      2,297
  Daikin Industries Ltd.                                       272,000      4,921
  Fuji Machine Manufacturing Co., Ltd.                         176,000      2,786
  Fujitec Co., Ltd.                                            170,000        616
  Minebea Co., Ltd.                                            500,000      3,223
  Mitsubishi Heavy Industries Ltd.                             932,000      3,049
  Tsubakimoto Chain Co.                                        700,000      1,752
---------------------------------------------------------------------------------
                                                                           21,474
---------------------------------------------------------------------------------
MARINE
  Mitsubishi Logistics Corp.                                   135,000        994
---------------------------------------------------------------------------------
OFFICE ELECTRONICS
  Canon, Inc.                                                  144,000      5,341
  Ricoh Co., Ltd.                                              270,000      4,997
---------------------------------------------------------------------------------
                                                                           10,338
---------------------------------------------------------------------------------
PHARMACEUTICALS
  Ono Pharmaceutical Co., Ltd.                                 118,000      3,585
  Sankyo Co., Ltd.                                             230,000      3,511
  Yamanouchi Pharmaceutical Co., Ltd.                          159,000      3,968
---------------------------------------------------------------------------------
                                                                           11,064
---------------------------------------------------------------------------------
REAL ESTATE
  Mitsubishi Estate Co., Ltd.                                  457,000      3,259
---------------------------------------------------------------------------------
ROAD & RAIL
  East Japan Railway Co.                                           625      2,624
---------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Rohm Co., Ltd.                                                18,000   $  2,700
---------------------------------------------------------------------------------
TEXTILES & APPAREL
  Nisshinbo Industries, Inc.                                   200,000        777
---------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS
  Mitsubishi Corp.                                             400,000      3,013
  Nagase & Co., Ltd.                                           197,000        772
---------------------------------------------------------------------------------
                                                                            3,785
---------------------------------------------------------------------------------
                                                                          172,623
=================================================================================
MALAYSIA (0.7%)
HOTELS RESTAURANTS & LEISURE
  Magnum Corp. Bhd                                           1,678,000      1,223
---------------------------------------------------------------------------------
TOBACCO
  British American Tobacco
    (Malaysia) Bhd                                             190,000      1,738
---------------------------------------------------------------------------------
                                                                            2,961
---------------------------------------------------------------------------------
SINGAPORE (6.2%)
AEROSPACE & DEFENSE
  SIA Engineering Co., Ltd.                                    544,000        611
  Singapore Technologies Engineering Ltd.                    1,160,000      1,453
---------------------------------------------------------------------------------
                                                                            2,064
---------------------------------------------------------------------------------
AIRLINES
  Singapore Airlines Ltd.                                      328,000      2,562
---------------------------------------------------------------------------------
BANKS
  DBS Group Holdings Ltd.                                      364,979      2,930
  Oversea-Chinese Banking Corp., Ltd.                          463,700      3,471
  United Overseas Bank Ltd.                                    532,389      4,390
---------------------------------------------------------------------------------
                                                                           10,791
---------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Keppel Corp., Ltd.                                           395,000        879
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Singapore Telecommunications Ltd.                            654,000        564
---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Venture Manufacturing (Singapore) Ltd.                       250,000      2,468
---------------------------------------------------------------------------------
MARINE
  Neptune Orient Lines                                       1,666,000        976
---------------------------------------------------------------------------------
MEDIA
  Singapore Press Holdings Ltd.                                149,600      1,996
---------------------------------------------------------------------------------
REAL ESTATE
  Capitaland, Ltd.                                             651,000        618
  City Developments Ltd.                                       320,000      1,137
---------------------------------------------------------------------------------
                                                                            1,755
---------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Chartered Semiconductor                                      621,000      1,644
---------------------------------------------------------------------------------

                                                                               7

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         FINANCIAL STATEMENTS
                                         MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                            VALUE
                                                                SHARES      (000)
---------------------------------------------------------------------------------
SINGAPORE (CONTINUED)
TRANSPORTATION INFRASTRUCTURE
  Sembcorp Logisitics Corp.                                    860,800   $  1,032
---------------------------------------------------------------------------------
                                                                           26,731
=================================================================================
SOUTH KOREA (14.9%)
AUTO COMPONENTS
  Hyundai Mobis                                                173,880      4,156
---------------------------------------------------------------------------------
AUTOMOBILES
  Hyundai Motor Co., Ltd.                                      151,490      4,698
---------------------------------------------------------------------------------
BANKS
  Hana Bank                                                    115,315      1,784
  Kookmin Bank                                                  71,837      3,016
  Shinhan Financial Group Co., Ltd.                            219,520      2,897
---------------------------------------------------------------------------------
                                                                            7,697
---------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  LG Engineering & Construction
    Co., Ltd.                                                   82,910      1,060
  Hyundai Development Company                                   52,150        373
---------------------------------------------------------------------------------
                                                                            1,433
---------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Kookmin Credit Card Co., Ltd.                                 16,830        712
  LG Securities Co.                                             62,520      1,012
  Samsung Securities Co., Ltd.                                  23,640        951
  Seoul Securities Co., Ltd.                                    54,040        312
---------------------------------------------------------------------------------
                                                                            2,987
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Korea Telecom Corp. ADR                                       31,000        743
---------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Korea Electric Power Corp.                                    20,680        404
  Korea Electric Power Corp. ADR                               112,900      1,190
---------------------------------------------------------------------------------
                                                                            1,594
---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung Electro Mechanics Co., Ltd.                           40,181      2,340
---------------------------------------------------------------------------------
FOOD PRODUCTS
  Tongyang Confectionery Corp.                                  24,610      1,234
---------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Humax Co., Ltd.                                              101,550      4,594
  LG Electronics Ltd.                                           46,010      1,566
---------------------------------------------------------------------------------
                                                                            6,160
---------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  LG Household & Health Care Ltd.                               17,100        570
---------------------------------------------------------------------------------
INSURANCE
  Hyundai Marine & Fire Insurance
    Co., Ltd. (HDMF)                                            13,190        484
---------------------------------------------------------------------------------
MEDIA
  Cheil Communications, Inc.                                    10,470      1,461
---------------------------------------------------------------------------------
METALS & MINING
  Pohang Iron & Steel Co., Ltd.                                 14,180   $  1,480
  Pohang Iron & Steel Co., Ltd.
    ADR                                                         38,900      1,018
---------------------------------------------------------------------------------
                                                                            2,498
---------------------------------------------------------------------------------
MULTILINE RETAIL
  Shinsegae Co., Ltd.                                            6,170        976
---------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co., Ltd.                                 62,657     16,944
---------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  SK Telecom Co., Ltd.                                          17,400      3,843
  SK Telecom Co., Ltd. ADR                                     151,300      3,722
---------------------------------------------------------------------------------
                                                                            7,565
---------------------------------------------------------------------------------
                                                                           63,540
=================================================================================
TAIWAN (10.5%)
BANKS
  Bank Sinopac                                               1,741,000        752
  Chinatrust Commercial Bank                                 5,315,043      4,181
  First Commercial Bank                                        320,000        197
  Fubon Financial Holding Co., Ltd.                          1,313,928      1,293
  Taipei Bank                                                1,279,000        885
  Taishin Financial Holdings Co., Ltd.                       2,736,000      1,190
---------------------------------------------------------------------------------
                                                                            8,498
---------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Accton Technology Corp.                                    1,362,000      3,740
---------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Ambit Microsystems Corp.                                     201,191        898
  Asustek Computer, Inc.                                       453,800      2,025
  Quanta Computer, Inc.                                        541,000      2,104
---------------------------------------------------------------------------------
                                                                            5,027
---------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Phoenixtec Power Co. Ltd.                                    634,000        589
---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry Co., Ltd.                          35,632        166
  Yageo Corporation                                          2,368,000      2,113
---------------------------------------------------------------------------------
                                                                            2,279
---------------------------------------------------------------------------------
FOOD & DRUG RETAILING
  President Chain Store Corp.                                  575,226      1,078
---------------------------------------------------------------------------------
METALS & MINING
  China Steel Corp.                                            893,670        422
---------------------------------------------------------------------------------

8

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         FINANCIAL STATEMENTS
                                         MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
TAIWAN (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Advanced Semiconductor Engineering, Inc.                  591,000   $      587
  ASE Test Ltd.                                              48,300          754
  Faraday Technology Corp.                                   75,600          415
  Siliconware Precision Industries Co.                    1,783,247        1,785
  Sunplus Technology Co., Ltd.                              226,450          875
  Taiwan Semiconductor Manufacturing Co., Ltd.            3,967,168       10,780
  United Microelectronics Corp.                           4,173,910        6,328
--------------------------------------------------------------------------------
                                                                          21,524
--------------------------------------------------------------------------------
TEXTILES & APPAREL
  Formosa Chemicals & Fibre Corp.                           806,440          865
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Taiwan Cellular Corp.                                     770,425          974
--------------------------------------------------------------------------------
                                                                          44,996
================================================================================
TOTAL COMMON STOCKS
  (Cost $429,284)                                                        410,085
================================================================================

--------------------------------------------------------------------------------
PREFERRED STOCKS (0.8%)
================================================================================
AUSTRALIA (0.4%)
MEDIA
  News Corp., Ltd.                                          292,800        1,719
--------------------------------------------------------------------------------
SOUTH KOREA (0.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co., Ltd. (Preferred)                  14,240        1,939
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost $3,159)                                                            3,658
================================================================================

INVESTMENT COMPANIES (0.4%)
================================================================================
INDIA (0.4%)
  Morgan Stanley Growth Fund
  (Cost $1,744)                                           9,491,200        1,722
================================================================================

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%)
================================================================================
UNITED STATES (2.8%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc., 1.76%,
    dated 3/28/02, due 4/1/02
 (Cost $11,777)                                           $  11,777(a) $  11,777
================================================================================

--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.1%)
================================================================================
  Australian Dollar                          AUD                165           88
  Hong Kong Dollar                           HKD                520           67
  Indian Rupee                               INR                464            9
  Japanese Dollar                            JPY              1,824           14
  New Taiwan Dollar                          TWD             14,194          406
  South Korean Dollar                        KRW              3,753            3
--------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost $587)                                                                587
================================================================================
TOTAL INVESTMENTS (99.9%)
  (Cost $446,551)                                                      $ 427,829
================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
  Other Assets                                            $   2,034
  Liabilities                                                (1,625)         409
--------------------------------------------------------------------------------

NET ASSETS (100.0%)
  Applicable to 42,410,656, issued and outstanding $ 0.01
    par value shares (100,000,000 shares authorized)                  $  428,238
================================================================================
NET ASSET VALUE PER SHARE                                             $    10.10
================================================================================

(a)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

ADR -- American Depositary Receipt.

                                                                               9